Commitments and Contingency	6 Months Ended	12 Months Ended
	Dec. 31, 2017	Jun. 30, 2017
Commitments and Contingency [Abstract]
COMMITMENTS AND CONTINGENCY

Note 11. COMMITMENTS AND CONTINGENCY

Lease Obligations

The Company leases certain office premises and apartments for employees under operating lease agreements with various terms through April 16, 2020. Future minimum lease payments under the operating lease agreements are as follows:

Amount

Twelve months ending December 31,

2018	$175,651
2019	104,222
2020	15,053
$294,926

Rental expense for the three months ended December 31, 2017 and 2016 were $54,445 and $65,555, respectively. Rental expense for the six months ended December 31, 2017 and 2016 were $119,307 and $127,890, respectively.

Contingencies

The Labor Contract Law of the PRC requires employers to insure the liability of the severance payments for terminated employees that have worked for the employers for at least two years prior to January 1, 2008. Employers are liable for one month of severance pay per year of service provided by employees. As of December 31, 2017 and June 30, 2017, the Company has estimated its severance payments to be approximately $54,313 and $48,713, respectively. Such payments have not been reflected in its unaudited condensed consolidated financial statements because management cannot predict what the actual payment, if any, will be in the future.

Note 12. COMMITMENTS AND CONTINGENCY

Lease Obligations

The Company leases certain office premises and apartments for employees under operating lease agreements with various terms through April 16, 2020. Future minimum lease payments under the operating lease agreements are as follows:

Twelve months ending June 30,	Amount
2018	$215,560
2019	149,081
2020	48,597
$413,238

Rental expenses for the years ended June 30, 2017 and 2016 was $266,316 and $243,374, respectively.

Legal proceedings

During the quarter ended December 31, 2015, a former vice president of the Company (the “Former Officer”) filed a complaint with the U.S. Department of Labor-Occupational Safety and Health Administration (“OSHA”) against the Company and three current or former executives. The Former Officer sought $350,000 in damages plus attorney’s fees for alleged retaliation and a purported breach of his employment agreement. The Company responded to the complaint filed with OSHA and provided arguments and information supporting the Company’s position that no violation of law in connection with the Former Officer’s employment occurred. The complaint was settled on January 24, 2017, and the Company is required to pay a total of $185,000, of which $60,000 was paid on February 6, 2017 to the former officer. The settlement payment of $185,000 included the former officer’s salary, unemployment compensation and legal expenses incurred in connection with the complaint, which has been fully recorded and included in general and administrative expenses. The balance of $125,000 was paid to the Former Officer on April 26, 2017.

Contingencies

The Labor Contract Law of the PRC requires employers to insure the liability of the severance payments for terminated employees that have worked for the employers for at least two years prior to January 1, 2008. Employers are liable for one month of severance pay per year of the service provided by employees. As of June 30, 2017 and 2016, the Company has estimated its severance payments of approximately $48,713 and $62,500, respectively, which have not been reflected in its consolidated financial statements, because management cannot predict what the actual payment, if any, will be in the future.